United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—41.4%
	Consumer Discretionary—3.6%
50,382	Best Buy Co., Inc.	$1,407,169
25,874	Comcast Corp., Class A	1,441,440
122,240	Darden Restaurants, Inc.	7,708,454
21,828	Foot Locker, Inc.	1,474,700
410,154	Ford Motor Co.	4,897,239
86,712	Kohl's Corp.	4,313,922
278,968	M.D.C. Holdings, Inc.	6,070,344
11,927	McDonald's Corp.	1,476,324
390,458	Regal Entertainment Group, Class A	6,735,401
238,819	Staples, Inc.	2,130,265
84,878	TJX Cos., Inc.	6,046,709
	TOTAL	43,701,967
	Consumer Staples—4.3%
321,629	Altria Group, Inc.	19,654,748
109,024	Campbell Soup Co.	6,150,044
15,622	Dr. Pepper Snapple Group, Inc.	1,465,969
51,939	General Mills, Inc.	2,935,073
59,284	Kimberly-Clark Corp.	7,613,251
28,764	PepsiCo, Inc.	2,856,265
140,965	Philip Morris International, Inc.	12,688,260
	TOTAL	53,363,610
	Energy—3.5%
167,471	Baker Hughes, Inc.	7,286,663
247,374	BP PLC, ADR	8,007,496
87,998	ENI SpA, ADR	2,547,542
222,335	Royal Dutch Shell PLC, Class A, ADR	9,767,177
45,743	Schlumberger Ltd.	3,305,847
144,066	Total SA, ADR	6,385,005
80,834	Valero Energy Corp.	5,486,204
	TOTAL	42,785,934
	Financials—5.8%
67,095	Bank of New York Mellon Corp.	2,430,181
95,305	Cincinnati Financial Corp.	5,492,427
32,716	CME Group, Inc.	2,939,533
65,336	Comerica, Inc.	2,241,025
288,016	Fifth Third Bancorp	4,550,653
95,230	Hartford Financial Services Group, Inc.	3,826,341
239,176	JPMorgan Chase & Co.	14,230,972
86,663	MetLife, Inc.	3,869,503
579,312	Old Republic International Corp.	10,473,961
32,803	PartnerRe Ltd.	4,605,541
315,010	Sun Life Financial Services of Canada	8,977,785
105,431	T. Rowe Price Group, Inc.	7,480,329
	TOTAL	71,118,251

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—5.6%
121,376	AbbVie, Inc.	$6,663,542
45,797	Amgen, Inc.	6,994,576
169,815	AstraZeneca PLC, ADR	5,471,439
424,069	GlaxoSmithKline PLC, ADR	17,509,809
75,891	Johnson & Johnson	7,926,056
193,324	Merck & Co., Inc.	9,795,727
371,603	Pfizer, Inc.	11,330,176
60,899	Sanofi, ADR	2,535,834
	TOTAL	68,227,159
	Industrials—3.1%
48,233	Boeing Co.	5,794,230
432,096	Donnelley (R.R.) & Sons Co.	6,036,381
147,478	General Electric Co.	4,291,610
64,385	Lockheed Martin Corp.	13,585,235
104,290	Pitney Bowes, Inc.	2,041,998
133,357	Republic Services, Inc.	5,827,701
	TOTAL	37,577,155
	IT Services—5.2%
32,691	Avnet, Inc.	1,305,025
306,587	CA, Inc.	8,808,244
409,796	Cisco Systems, Inc.	9,749,047
46,609	Computer Sciences Corp.	1,494,751
100,195	CSRA, Inc.	2,683,222
337,248	EMC Corp.	8,353,633
202,317	Intel Corp.	6,275,873
34,105	International Business Machines Corp.	4,255,963
150,697	Maxim Integrated Products, Inc.	5,033,280
211,211	Microsoft Corp.	11,635,614
58,475	Texas Instruments, Inc.	3,095,082
135,376	Xerox Corp.	1,319,916
	TOTAL	64,009,650
	Materials—1.1%
108,257	Avery Dennison Corp.	6,591,769
55,654	Dow Chemical Co.	2,337,468
126,199	International Paper Co.	4,317,268
	TOTAL	13,246,505
	Telecommunication Services—4.9%
479,032	AT&T, Inc.	17,273,894
272,261	BCE, Inc.	10,972,118
447,909	CenturyLink, Inc.	11,385,847
65,758	Consolidated Communications Holdings, Inc.	1,317,790
282,905	Verizon Communications	14,136,763
177,934	Vodafone Group PLC, ADR	5,729,475
	TOTAL	60,815,887
	Utilities—4.3%
106,560	Ameren Corp.	4,786,675
69,056	Consolidated Edison Co.	4,791,796
82,318	Duke Energy Corp.	6,198,545
131,135	Entergy Corp.	9,255,508

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
254,923		Exelon Corp.	$7,538,073
231,061		FirstEnergy Corp.	7,638,877
43,465		National Grid PLC, ADR	3,077,757
232,948		Northland Power, Inc.	3,232,571
23,779		PG&E Corp.	1,305,705
113,598		Southern Co.	5,557,214
		TOTAL	53,382,721
		TOTAL COMMON STOCKS (IDENTIFIED COST $499,959,635)	508,228,839
		MUNICIPAL BONDS—52.4%
		Alabama—0.4%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75%, 10/1/2030	2,337,760
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00%, 10/1/2040	824,194
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,227,660
		TOTAL	5,389,614
		Alaska—0.2%
2,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	2,561,175
		Arizona—1.2%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,771,120
3,000,000	[1,2]	Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,164,310
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00%, 1/1/2038	4,255,933
2,500,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	3,000,625
		TOTAL	14,191,988
		California—5.3%
2,000,000	[3]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 0.91% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2045	1,988,840
2,500,000	[3]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.26% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2036	2,497,875
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,295,140
500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	545,520
1,500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,616,265
1,135,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,220,568
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,408,280
3,000,000		California State, UT GO Bonds, 5.00%, 11/1/2022	3,241,500
5,000,000	[3]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.001%, 12/1/2028	5,020,700
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,904,000
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	3,083,000
1,125,000	[1,2]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,161,979
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,383,480
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,482,113
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	566,680
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,508,560
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,298,325
3,450,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	3,458,625
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	312,167
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,470,940
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,271,800
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,170,580

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,550,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	$4,423,016
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,987,900
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,375,200
		TOTAL	64,693,053
		Colorado—2.1%
1,500,000	[1,2]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,541,130
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,238,550
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00%, 11/15/2030	685,842
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,989,859
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,306,230
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,805,610
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	3,169,600
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	5,873,500
		TOTAL	25,610,321
		Delaware—0.2%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,462,260
		District of Columbia—0.3%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,307,600
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	606,044
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 7/1/2032	1,128,350
		TOTAL	4,041,994
		Florida—2.5%
1,135,000		Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,252,234
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	797,395
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,175,560
1,250,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,476,263
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2023	1,214,125
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,327,160
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,158,390
5,215,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,940,354
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,956,160
1,400,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,678,222
1,600,000		Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,917,664
3,435,000		Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,244,973
335,000		Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	402,375
1,340,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,341,193
420,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	421,596
		TOTAL	30,303,664
		Georgia—2.0%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,687,600
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,163,030
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019 @100), 11/1/2034	3,590,490
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,973,800

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.60%, 1/1/2030	$617,300
1,500,000		DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,710,870
4,000,000		Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,474,520
		TOTAL	24,217,610
		Guam—0.1%
565,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/1/2029	630,399
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	547,685
		TOTAL	1,178,084
		Hawaii—0.1%
1,250,000		Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,416,288
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,199,660
		Illinois—2.7%
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,253,100
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,247,140
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	1,167,780
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2027	1,126,320
1,500,000		Chicago, IL, Project & Refunding UT GO Bonds (Series 2003B), 5.50%, 1/1/2032	1,528,515
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,320
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	1,000,090
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00% (United States Treasury PRF 5/15/2016@100), 5/15/2025	889,017
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00% (United States Treasury PRF 5/15/2016@100), 5/15/2037	635,013
5,000,000		Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	6,373,250
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,266,580
775,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	829,265
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,588,800
2,950,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,269,603
1,265,000		Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 5/1/2033	1,356,801
1,230,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,352,090
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,606,260
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,647,766
		TOTAL	32,552,710
		Indiana—1.6%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,226,795
765,000		Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	919,163
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,694,151
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,671,129
4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,610,040
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,168,288
2,810,000		Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,483,108
2,080,031	[4,5]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 2/15/2034	101,630
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,907,050
		TOTAL	19,781,354

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—0.5%
$600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	$504,684
112,608		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	90
2,000,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.00%, 12/1/2019	2,092,880
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,577,430
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	1,930,780
		TOTAL	6,105,864
		Kansas—0.7%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,772,840
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,655,050
		TOTAL	8,427,890
		Kentucky—0.6%
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,312,720
4,145,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	4,592,411
		TOTAL	6,905,131
		Louisiana—1.1%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,158,470
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,785,719
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, 6/1/2024	2,351,800
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,260,022
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	506,815
		TOTAL	14,062,826
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	1,024,236
		Maryland—0.1%
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	1,012,348
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	663,372
		TOTAL	1,675,720
		Massachusetts—0.8%
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,787,350
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,704,347
		TOTAL	9,491,697
		Michigan—1.8%
2,500,000		Michigan State Finance Authority Revenue, (Detroit, MI Sewage Disposal State System), Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,837,375
1,150,000		Michigan State Finance Authority Revenue, (Detroit, MI Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,292,703
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,431,200
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Revenue Refunding Bonds (Series 2006A), 5.25%, 11/15/2032	2,584,025
5,000,000	[3]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 1.043%, 10/15/2020	4,982,750
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,190,900
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,668,000

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	$2,987,550
		TOTAL	21,974,503
		Minnesota—0.7%
1,000,000		Baytown Township, MN, (St. Croix Preparatory Academy), Lease Revenue Bonds (Series 2008A), 7.00%, 8/1/2038	1,032,010
3,000,000		Minnesota State, UT GO State Various Purpose Bonds (Series 2014A), 5.00%, 8/1/2024	3,819,030
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,639,750
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	689,058
		TOTAL	9,179,848
		Mississippi—0.5%
4,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	5,744,020
		Missouri—0.2%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,874,900
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2032	3,398,370
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	3,284,820
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,312,620
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,146,630
		TOTAL	10,142,440
		Nevada—0.6%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,479,880
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,652,110
		TOTAL	7,131,990
		New Jersey—1.3%
2,000,000	[3]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding SIFMA Index Notes (Series 2013I), 1.56%, 9/1/2027	1,785,660
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,201,680
1,315,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	1,423,172
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,116,910
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,362,264
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,687,000
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	594,335
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	3,006,420
		TOTAL	16,177,441
		New York—5.4%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375%, 7/15/2043	2,326,640
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,322,780
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	3,143,502
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,755,901
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,176,940
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 1.322%, 3/1/2021	3,857,520
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,501,520
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,553,680
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,480,604
1,000,000	[3]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.56%, 8/1/2025	1,000,020
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,395,600

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,500,000	[1,2]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	$2,655,100
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,923,900
5,000,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	6,035,450
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,822,635
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,440,325
5,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	5,663,313
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,326,040
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	2,803,247
7,000,000		Sales Tax Asset Receivable Corp., NY, (New York State) Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	8,292,760
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00%, 6/1/2022	535,159
		TOTAL	66,012,636
		North Carolina—0.8%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,649,800
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,189,789
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2020	1,667,808
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,820,340
		TOTAL	10,327,737
		Ohio—2.0%
800,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	801,712
2,050,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00% (United States Treasury COL), 2/15/2016	2,054,387
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,198,580
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,591,766
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,664,048
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,208,660
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,231,351
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.70%, 8/1/2020	2,855,363
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,940,580
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,442,724
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	503,104
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,717,140
		TOTAL	24,209,415
		Oklahoma—0.1%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, 11/1/2045	1,098,430
		Pennsylvania—3.3%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50%, 11/1/2016	1,256,125
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	5,079,852
2,000,000	[3]	Berks County, PA Municipal Authority, (Reading Hospital & Medical Center) Variable Rate Revenue Bonds (Series 2012B), 1.51%, 7/1/2022	2,016,580
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,047,680
1,250,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.00%, 6/1/2030	1,420,000
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,486,706
2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.00% (CIFG Assurance NA INS), 5/1/2028	2,143,150

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25%, 8/15/2024	$1,088,390
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50%, 8/15/2035	2,727,050
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,633,350
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,337,049
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	2,238,960
2,140,000	[3]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.28%, 12/1/2020	2,160,437
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	510,625
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	5,031,575
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,200,132
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,560,040
		TOTAL	40,937,701
		Puerto Rico—0.2%
2,165,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00%, 7/1/2035	1,550,703
1,500,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	885,375
		TOTAL	2,436,078
		Rhode Island—0.2%
2,000,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2035	2,190,400
		South Carolina—0.1%
1,220,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.45%, 12/1/2037	1,221,269
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,185,940
		Tennessee—0.9%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,695,880
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,552,461
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,394,520
		TOTAL	10,642,861
		Texas—6.8%
2,065,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Refunding Bonds (Series 2007), 5.00%, 7/1/2033	2,117,678
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, 1/1/2046	2,314,160
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,294,866
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	533,005
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,263,430
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,427,260
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,191,980
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,697,700
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	801,795
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,704,250
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.25%, 12/1/2016	3,709,266
5,000,000	[3]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.91%, 5/1/2034	4,977,850
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,322,200
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	343,109
2,875,000	[3]	Houston, TX Higher Education Finance Corp., (Rice University), Higher Education Revenue Refunding Bonds (Series 2013B), 0.54% (United States Treasury PRF 5/15/2016@100), 5/15/2048	2,876,725

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,965,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% (PSFG GTD), 8/15/2031	$2,371,323
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,050,356
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,840,374
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,498,420
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	978,745
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,687,150
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	950,513
5,000,000	[3]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 0.41%, 5/1/2044	4,970,350
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 5/15/2037	2,022,440
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,030,390
3,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	3,707,130
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,673,457
1,555,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,636,000
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,727,520
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	3,028,525
3,870,000		Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,263,927
		TOTAL	84,011,894
		Utah—0.6%
6,315,000		Utah State Transit Authority Sales Tax Revenue Refunding Bonds (Series 2015A), 5.00%, 6/15/2030	7,854,786
		Washington—2.3%
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,418,085
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,840,240
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (AGM INS), 12/1/2030	3,951,271
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	683,579
2,000,000	[1,2]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,299,720
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,634,189
6,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2038	7,116,960
		TOTAL	27,944,044
		West Virginia—0.1%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 6/1/2034	1,001,000
		Wisconsin—0.7%
2,450,000		Wisconsin HEFA, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	2,903,152
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.75%, 5/1/2033	5,345,530
		TOTAL	8,248,682
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,391,888
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $607,818,153)	642,233,042
		SHORT-TERM MUNICIPALS—7.9%[6]
		Florida—1.6%
20,400,000		St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.01%, 2/1/2016	20,400,000
		Louisiana—1.8%
2,000,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.01%, 2/1/2016	2,000,000

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Louisiana—continued
$20,000,000	Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.01%, 2/1/2016	$20,000,000
	TOTAL	22,000,000
	New York—2.3%
3,500,000	Metropolitan Transportation Authority, NY, (Series 2015E-5) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.01%, 2/1/2016	3,500,000
3,000,000	New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.01%, 2/1/2016	3,000,000
10,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.01%, 2/1/2016	10,000,000
8,300,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs (TD Bank, N.A. LIQ), 0.01%, 2/1/2016	8,300,000
3,050,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.01%, 2/1/2016	3,050,000
	TOTAL	27,850,000
	Ohio—0.2%
2,650,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.01%, 2/1/2016	2,650,000
	Pennsylvania—0.3%
1,950,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.01%, 2/1/2016	1,950,000
1,400,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.01%, 2/1/2016	1,400,000
	TOTAL	3,350,000
	Tennessee—1.7%
10,000,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare), (AGM INS/U.S. Bank, N.A. LIQ), 0.01%, 2/1/2016	10,000,000
10,750,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare), (AGM INS/U.S. Bank, N.A. LIQ), 0.01%, 2/1/2016	10,750,000
	TOTAL	20,750,000
	TOTAL SHORT-TERM MUNICIPALS—7.9% (AT AMORTIZED COST)	97,000,000
	TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $1,204,777,788)[7]	1,247,461,881
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[8]	(20,798,197)
	TOTAL NET ASSETS—100%	$1,226,663,684
At January 31, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Notes 5 Year Short Futures	275	$33,184,766	March 2016	$(574,276)
[4]United States Treasury Notes 10 Year Short Futures	110	$14,253,594	March 2016	$(372,367)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(946,643)
The average notional value of short futures contracts held by the Fund throughout the period was $46,708,691. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At January 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/1/2016	BNY Mellon	78,049 CAD	$55,364	$(349)
2/1/2016	BNY Mellon	29,017 CAD	$20,583	$(130)
2/1/2016	BNY Mellon	2,738,028 CAD	$1,942,220	$(12,258)
2/2/2016	BNY Mellon	338,259 CAD	$336,169	$(2,091)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(14,828)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $425,819 and $849,618, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $14,204,592, which represented 1.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $14,204,592, which represented 1.2% of total net assets.
3	Floating rate notes with current rate and maturity or tender date shown.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At January 31, 2016, the cost of investments for federal tax purposes was $1,204,606,910. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $42,854,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,985,420 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,130,449.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$419,409,290	$—	$—	$419,409,290
International	88,819,549	—	—	88,819,549
Debt Securities:
Municipal Bonds	—	642,233,042	—	642,233,042
Short-Term Municipals	—	97,000,000	—	97,000,000
TOTAL SECURITIES	$508,228,839	$739,233,042	—	$1,247,461,881
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(961,471)	—	—	(961,471)
OTHER FINANCIAL INSTRUMENTS	$(961,471)	$—	$—	$(961,471)
1	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CAD	—Canadian Dollar
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016